Semiannual Report April 30, 2002


Oppenheimer
Concentrated Growth Fund


[LOGO OMITTED]
OppenheimerFunds(REGISTRATION MARK)
The Right Way to Invest

REPORT HIGHLIGHTS

    CONTENTS

2.  Letter to Shareholders

3.  An Interview with Your
    Fund's Management Team

5.  Financial Statements

14. Officers and Trustees

17. Privacy Policy Notice



FUND OBJECTIVE
Oppenheimer Concentrated Growth Fund seeks capital appreciation.(1)


FUND STRATEGY
The Fund invests primarily in common stocks selected for their growth potential. Under normal market conditions, the Fund expects to invest at least 65% of its total assets in common stocks of large capitalization companies. The Fund currently defines large capitalization companies as those having a market capitalization over $12 billion.



CUMULATIVE TOTAL RETURNS
For the 6-Month Period Ended 4/30/02
------------------------------------------------
                  Without           With
                  Sales Charge      Sales Charge
Class A            -4.82%           -10.30%


AVERAGE ANNUAL TOTAL RETURNS
For the 1-Year Period Ended 4/30/02
------------------------------------------------
                  Without           With
                  Sales Charge      Sales Charge
Class A           -18.78%           -23.45%



SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.


(1) It is important to remember that the Fund is a new fund with a limited operating history. The Fund's inception date was 4/30/01.

1  Oppenheimer Concentrated Growth Fund

LETTER TO SHAREHOLDERS

JOHN V. MURPHY
President
Oppenheimer
Concentrated Growth Fund

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
         For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank has provided, the market has refocused on the importance of company fundamentals across all industries.
         The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
         While the volatility of the economy may be beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds. Fund communications, including this Report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
         This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
         In the face of adversity, we stood strong and proud. And despite the challenges we have faced, we have come together as never before with a greater sense of strength and resolve.
         I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.

Sincerely,

John V. Murphy
May 21, 2002

THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.

2  Oppenheimer Concentrated Growth Fund

AN INTERVIEW WITH YOUR FUND'S MANAGEMENT TEAM

AVERAGE ANNUAL TOTAL RETURNS
WITH SALES CHARGE
For the Periods Ended 3/31/02(3)

              Since
              Inception
              ---------
Class A       -15.65%



NARRATIVE BY BRUCE BARTLETT AND EDWARD AMBERGER
Oppenheimer concentrated growth fund delivered negative absolute returns for the 6-months ending April 30, 2002. As such, the past year was marked by uncertainty with regards to growth in the economy decelerating at an accelerated clip, the events of September 11 and the crisis in confidence brought about by the Enron accounting scandal. However, at the end of the reporting period, ironically, we saw a material improvement in the economy and signs the slowdown may well be behind us. We are cautiously optimistic as the economic environment continues to improve. The manufacturing sector is finally showing some signs of life, joining the resilient consumer sector in recovery efforts. In addition, the consumer still looks very strong as recent confidence, spending and income data points would attest.

The Fund's performance can be attributed to stock selection within the health care, financial and consumer discretionary sectors. Our investment strategy remained consistently focused on seeking individual stocks that we believe offer good growth potential at a reasonable price. Within health care, Baxter International, Inc., a leading global medical products and services company with significant scope and economies of scale, contributed positively to performance. The aging of the world's population is driving growing demand for health care and Baxter's strong product pipeline and high margin products are driving sustainable revenue and accelerating earnings per share growth. In addition, select media and advertising stocks, including top holding Viacom, Inc., have finally shown strength.(2) These stocks have been under a cloud as the advertising industry experienced one of its worst years on record in 2001. However, media and advertising are highly leveraged to a recovery economy and investors have finally noticed signs of improvement. Detractors from performance included several companies suffering from what we believe to be temporary issues regarding accounting transparency brought about by Enron Corp. Larger, growth oriented, acquisitive and complex companies like Tyco International Ltd. suffered.

Looking ahead, we see more favorable prospects for growth stocks as the recovery slowly continues. We continue to be optimistic, as revisions and positive surprises in corporate earnings have materially changed direction in the last 18-24 months. However, the strength and sustainability of the economic recovery remains uncertain, typical for such an inflection point. Accordingly, we favor an investment approach that includes more economically sensitive stocks in industry sectors likely to benefit from the ensuing recovery, such as technology and consumer cyclicals. At the same time, we remain rigorously committed to our fundamental approach of seeking growth at the right price. In today's volatile economic environment, we believe our disciplined approach and emphasis on selecting stocks one company is what makes Oppenheimer Concentrated Growth Fund part of THE RIGHT WAY TO INVEST.

2. The Fund's holdings and allocations are subject to change.
3. The Fund's inception date was 4/30/01.

3  Oppenheimer Concentrated Growth Fund

FINANCIALS


4  Oppenheimer Concentrated Growth Fund

STATEMENT OF INVESTMENTS     APRIL 30, 2002/UNAUDITED

                                                                                                MARKET VALUE
                                                                                  SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
Common Stocks--88.8%
-------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.4%
-------------------------------------------------------------------------------------------------------------
AUTOMOBILES--4.3%
Harley-Davidson, Inc.                                                              5,000           $ 264,950
-------------------------------------------------------------------------------------------------------------
MEDIA--8.1%
AOL Time Warner, Inc.(1)                                                           3,000              57,060
------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A(1)                                            5,000             136,000
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                                             6,500             306,150
                                                                                                   ---------
                                                                                                     499,210

------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--3.9%
Costco Wholesale Corp.(1)                                                          6,000             241,200
------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
Lowe's Cos., Inc.                                                                  3,000             126,870
------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.4%
------------------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
PepsiCo, Inc.                                                                      2,000             103,800
------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING--3.7%
Walgreen Co.                                                                       6,000             226,620
------------------------------------------------------------------------------------------------------------
FINANCIALS--11.0%
------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--6.5%
Citigroup, Inc.                                                                    5,300             229,490
------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                            15,000             170,850
                                                                                                   ---------
                                                                                                     400,340

------------------------------------------------------------------------------------------------------------
INSURANCE--4.5%
American International Group, Inc.                                                 4,000             276,480
------------------------------------------------------------------------------------------------------------
HEALTH CARE--18.1%
------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.6%
Amgen, Inc.(1)                                                                     3,000             158,640
------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.8%
Baxter International, Inc.                                                         3,400             193,460
------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                    5,000             223,450
                                                                                                   ---------
                                                                                                     416,910

------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
UnitedHealth Group, Inc.                                                           1,500             131,715
------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.6%
Johnson & Johnson                                                                  1,900             121,334
------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                       7,800             283,530
                                                                                                   ---------
                                                                                                     404,864

------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.0%
------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.6%
Concord EFS, Inc.(1)                                                               5,000             162,950
------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.4%
General Electric Co.                                                               5,000             157,750
------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                            6,000             110,700
                                                                                                   ---------
                                                                                                     268,450

5  Oppenheimer Concentrated Growth Fund

STATEMENT OF INVESTMENTS     UNAUDITED/CONTINUED

                                                                                                MARKET VALUE
                                                                                  SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.9%
------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--8.6%
Cisco Systems, Inc.(1)                                                            12,000           $ 175,800
------------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares(1)                                           10,500             170,730
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                                                  6,000             180,960
                                                                                                   ---------
                                                                                                     527,490

------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.3%
Sun Microsystems, Inc.(1)                                                         25,000             204,500
------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--8.1%
Intel Corp.                                                                        7,000             200,270
------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                  17,000             300,900
                                                                                                   ---------
                                                                                                     501,170

------------------------------------------------------------------------------------------------------------
SOFTWARE--6.9%
Microsoft Corp.(1)                                                                 5,000             261,300
------------------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                                                7,000             162,190
                                                                                                   ---------
                                                                                                     423,490

------------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
------------------------------------------------------------------------------------------------------------
GAS UTILITIES--2.0%
El Paso Corp.                                                                      3,000             120,000
                                                                                                   ---------
Total Common Stocks (Cost $6,483,061)                                                              5,459,649

                                                                               PRINCIPAL
                                                                                  AMOUNT
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--11.0%
------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 1.83%, dated
4/30/02, to be repurchased at $678,034 on 5/1/02, collateralized by U.S.
Treasury Bonds, 6.625%--7.25%, 5/15/16--2/15/27, with a value of $96,034 and U.S. Treasury Nts., 3.375%--7%, 3/31/03--8/15/09, with a value
of $596,251 (Cost $678,000)                                                     $678,000             678,000

------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,161,061)                                       99.8%          6,137,649
------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                      0.2              11,728
                                                                                ----------------------------
NET ASSETS                                                                         100.0%         $6,149,377
                                                                                ============================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1.  Non-income producing security.

See accompanying Notes to Financial Statements.


6  Oppenheimer Concentrated Growth Fund

STATEMENT OF ASSETS AND LIABILITIES     UNAUDITED

April 30, 2002
------------------------------------------------------------------------------------------
ASSETS
Investments, at value (including repurchase agreements of $678,000)
(cost $7,161,061)--  see accompanying statement                                 $6,137,649
------------------------------------------------------------------------------------------
Cash                                                                                   378
------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                 730
Other                                                                               13,705
                                                                                ----------
Total assets                                                                     6,152,462

------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Trustees' compensation                                                                  20
Other                                                                                3,065
                                                                                ----------
Total liabilities                                                                    3,085

                                                                                ----------
------------------------------------------------------------------------------------------
NET ASSETS                                                                      $6,149,377
                                                                                ==========

------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                 $7,602,531
------------------------------------------------------------------------------------------
Accumulated net investment loss                                                     (8,676)
------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                          (421,066)
------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                      (1,023,412)
                                                                                ----------
NET ASSETS                                                                      $6,149,377
                                                                                ==========

------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $6,149,377 and 760,290 shares of beneficial interest outstanding)                 $8.09
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                          $8.58


7  Oppenheimer Concentrated Growth Fund

STATEMENT OF OPERATIONS     UNAUDITED

For the Six Months Ended April 30, 2002
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $373)                             $  17,180
------------------------------------------------------------------------------------------
Interest                                                                             8,704
                                                                                 ---------
Total income                                                                        25,884

------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                     25,489
------------------------------------------------------------------------------------------
Distribution and service plan fees                                                   8,480
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                            164
------------------------------------------------------------------------------------------
Trustees' compensation                                                                 136
------------------------------------------------------------------------------------------
Shareholder reports                                                                      2
------------------------------------------------------------------------------------------
Other                                                                                8,991
                                                                                 ---------
Total expenses                                                                      43,262
Less reduction to custodian expenses                                                  (164)
Less voluntary reimbursement of expenses                                            (8,480)
                                                                                 ---------
Net expenses                                                                        34,618

------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                 (8,734)

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
Net realized loss on investments                                                   (43,427)
------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                              (268,128)
                                                                                 ---------
Net realized and unrealized loss                                                  (311,555)

------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $(320,289)
                                                                                 =========



8  Oppenheimer Concentrated Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS            PERIOD
                                                                                      ENDED             ENDED
                                                                             APRIL 30, 2002       OCTOBER 31,
                                                                                (UNAUDITED)           2001 (1)
-------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                     $   (8,734)      $        58
-------------------------------------------------------------------------------------------------------------
Net realized loss                                                                   (43,427)         (377,639)
-------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                              (268,128)         (755,284)
                                                                                 ----------------------------
Net decrease in net assets resulting from operations                               (320,289)       (1,132,865)

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                               1,537         7,500,994

-------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                          (318,752)        6,368,129
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                               6,468,129           100,000(2)
                                                                                 ----------------------------
End of period (including accumulated net investment loss of $8,676
and $58, respectively)                                                           $6,149,377        $6,468,129
                                                                                 ============================

1. For the period from April 30, 2001 (inception of offering) to October 31,
2001.
2. Reflects the value of the Manager's initial seed money investment on April 23, 2001.

See accompanying Notes to Financial Statements.


9  Oppenheimer Concentrated Growth Fund

FINANCIAL HIGHLIGHTS

                                                                                   CLASS A
                                                                                   -----------------------------------------
                                                                                   SIX MONTHS ENDED
                                                                                     APRIL 30, 2002             PERIOD ENDED
                                                                                         (UNAUDITED)        OCTOBER 31, 2001(1)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                                          $8.51                   $10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                                   (.01)                      --(2)
Net realized and unrealized loss                                                               (.41)                   (1.49)
                                                                                   -----------------------------------------
Total loss from investment operations                                                          (.42)                   (1.49)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $8.09                    $8.51
                                                                                   =========================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                                                           (4.82)%                 (14.87)%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                                     $6,149                   $6,468
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                            $6,838                   $6,889
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                                                                  (0.26)%                   0.00%
Expenses                                                                                       1.28%                    1.38%
Expenses, net of reduction to excess expenses,
net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                                                 1.03%                    1.13%

----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                          31%                      67%

1. For the period from April 30, 2001 (inception of offering) to October 31,
2001.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


10  Oppenheimer Concentrated Growth Fund

NOTES TO FINANCIAL STATEMENTS UNAUDITED

1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Concentrated Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). As of April 30, 2002, the majority of Class A shares were owned by the Manager.

The Fund offers Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of April 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $421,066. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of October 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

EXPIRING
------------------------------------
2009                        $377,639

TRUSTEES' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.


11  Oppenheimer Concentrated Growth Fund

NOTES TO FINANCIAL STATEMENTS CONTINUED/UNAUDITED

1. SIGNIFICANT ACCOUNTING POLICIES continued
The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED APRIL 30, 2002       PERIOD ENDED OCTOBER 31, 2001(1)(2)
                                                                     SHARES         AMOUNT                  SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                                    183         $1,630                 750,117        $7,500,994
Dividends and/or distributions reinvested
                                                                         --             --                      --                --
Redeemed                                                                (10)           (93)                     --                --
                                                           -------------------------------------------------------------------------
Net increase                                                            173         $1,537                 750,117        $7,500,994
                                                           =========================================================================

1. For the period from April 30, 2001 (inception of offering) to October 31,
2001.
2. Fund sold 10,000 shares to the Manager upon seeding of the Fund on April 23, 2001.

3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2002, were $2,337,059 and $1,774,715, respectively.

12  Oppenheimer Concentrated Growth Fund

NOTES TO FINANCIAL STATEMENTS CONTINUED/UNAUDITED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, and 0.66% of net assets over $600 million. The Fund's management fee for the six months ended April 30, 2002 was an annualized rate of 0.75%.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. OFS is paid at an agreed upon per account fee. Transfer agent fees for Class A shares are limited to 0.35% of the fund's average daily net assets. The waiver is voluntary and may be terminated by the Manager at any time.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Class A of shares of the Fund.

The Fund has adopted a Service Plan for Class A shares under Rule 12b-1 of the Investment Company Act. Under the plan the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the class.

CLASS A SERVICE PLAN FEES Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2002, payments under the Class A plan totaled $8,480 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, none of which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

5. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the six months ended or at April 30, 2002.



13  Oppenheimer Concentrated Growth Fund

OPPENHEIMER CONCENTRATED GROWTH FUND

--------------------------------------------------------------------------------
Officers and Trustees          Leon Levy, Chairman of the Board of Trustees
                               Donald W. Spiro, Vice Chairman of the Board of Trustees
                               John V. Murphy, Trustee and President
                               Robert G. Galli, Trustee
                               Phillip A. Griffiths, Trustee
                               Benjamin Lipstein, Trustee
                               Elizabeth B. Moynihan, Trustee
                               Kenneth A. Randall, Trustee
                               Edward V. Regan, Trustee
                               Russell S. Reynolds, Jr., Trustee
                               Clayton K. Yeutter, Trustee
                               Bruce L. Bartlett, Vice President
                               Robert G. Zack, Secretary
                               Brian W. Wixted, Treasurer
                               Katherine P. Feld, Assistant Secretary
                               Kathleen T. Ives, Assistant Secretary
                               Denis R. Molleur, Assistant Secretary

--------------------------------------------------------------------------------
INVESTMENT ADVISOR             OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
DISTRIBUTOR                    OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
TRANSFER AND
SHAREHOLDER SERVICING
AGENT                          OppenheimerFunds Services
--------------------------------------------------------------------------------
CUSTODIAN OF PORTFOLIO
SECURITIES                     The Bank of New York
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS           KPMG LLP
--------------------------------------------------------------------------------
LEGAL COUNSEL                  Mayer, Brown, Rowe and Maw


                               The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                               OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                               OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH
                               AVENUE, NEW YORK, NY 10018.


                               In reviewing performance, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance has been subject to short-term fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit the Oppenheimer website at www.oppenheimerfunds.com.

                               (C) Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

14 Oppenheimer Concentrated Growth Fund

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15  Oppenheimer Concentrated Growth Fund

THIS PAGE INTENTIONALLY LEFT BLANK




16  Oppenheimer Concentrated Growth Fund

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service




17  Oppenheimer Concentrated Growth Fund

PRIVACY POLICY NOTICE

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


18  Oppenheimer Concentrated Growth Fund

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience. Sign up today at WWW.OPPENHEIMERFUNDS.COM.

INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM

GENERAL INFORMATION
Mon-Fri 8am-9pm ET
Sat (January-April): 10am-4pm ET
1.800.525.7048

PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL.OPP (1.800.225.5677)

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


RS0715.001.0402     June 28, 2002


[LOGO OMITTED]
OppenheimerFunds(REGISTRATION MARK)
Distributor, Inc.